4a. CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure
The Company’s capitalization is 100,000,000 shares of common stock with a par value of $0.0001 per share. No preferred shares have been authorized or issued.

On February 15, 2015, the Company redeemed an aggregate of 19,500,000 of its outstanding stock at a redemption price of $0.0001 for an aggregate redemption price of $1,950.

On February 16, 2015, the company issued 13,372,000 shares of its common stock at par to shareholders.

On July 9, 2013, the Company issued 20,000,000 common shares to two directors and officers at a discount of $2,000.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2014, 20,000,000 shares of common stock and no preferred stock were issued and outstanding.